ACQUISITION OF BUSINESS - Consideration Transferred, Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Millions	Jun. 30, 2022	May 25, 2022	Dec. 31, 2021
Liabilities assumed
Goodwill	$ 176		$ 0
American National
Disclosure of detailed information about business combination [line items]
Total consideration transferred for the acquisition		$ 5,107
Assets acquired
Cash and cash equivalents		1,021
Investments		22,518
Accrued investment income		101
Reinsurance recoverables		45
Premiums due and other receivables		437
Deferred tax assets		389
Property and equipment		175
Prepaid pension		149
Equity accounted investment		1,402
Deferred acquisition costs		273
Reinsurance assets		386
Investment properties		541
Other assets		198
Separate account assets		1,123
Total assets to be acquired		28,758
Liabilities assumed
Future policy benefits		5,034
Policyholders' account balances		13,940
Policy and contract claims		1,706
Unearned premium reserve		1,073
Other policyholder funds		334
Notes payable		158
Other liabilities		449
Separate account liabilities		1,123
Total liabilities to be assumed		23,817
Less: Noncontrolling interest		(10)
Net assets to be acquired		4,931
Goodwill		$ 176